Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $) In Thousands, unless otherwise specified	0 Months Ended
Jan. 26, 2014
Subsequent Event [Line Items]
Proceeds from long term line of credit	$ 4,956
Land use right pledge	$ 2,377
Prime Rate
Subsequent Event [Line Items]
Floating interest rate	10.00%